Lease (Schedule Of Future Minimum Rental Payments Under Non-cancelable Operating Leases I) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 169,038
Less: Sublease rental income	(9,948)
Net minimum lease payments	¥ 159,090